LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 2, 2020 TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION (“SAI”) OF EACH FUND LISTED IN SCHEDULES A, B AND C

1a)

For each of the funds listed in Schedule A, the section titled “Sales Charges – Qualifying for a reduced Class A sales charge” or “Sales Charges – Qualifying for a reduced Class A or Class A2 sales charge” in the fund’s Prospectus is deleted in its entirety and replaced with the following, as applicable. References to Class A2 shares are only applicable to the funds in Schedule A marked with an asterisk.

Qualifying for a reduced Class A [or Class A2] sales charge

There are several ways you can combine multiple purchases of shares of funds or units of a Section 529 college savings plan sold by the distributor (a “Section 529 plan”) to take advantage of the breakpoints in the Class A [or Class A2] sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you believe you are eligible for a letter of intent or a right of accumulation. Whether you purchased shares of funds and/or units of a Section 529 Plan through one or more Service Agents, directly from the fund or through a combination of the foregoing, it is your responsibility to inform your Service Agent or the fund if you own shares of other funds or units of a Section 529 plan that you believe are eligible to be aggregated with your purchases. If you do not do so, you may not receive all sales charge reductions for which you are eligible. Account statements may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege – allows you to combine the current value of shares of the fund with shares of other funds or units of a Section 529 plan sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A [or Class A2] shares for purposes of calculating the initial sales charges.

If you hold fund shares or units of a Section 529 plan in accounts at two or more Service Agents, please contact your Service Agents to determine whether your shares or units may be combined. Effective May 1, 2020, any shares of money market funds sold by the distributor (whether or not they were acquired by exchange from other funds sold by the distributor subjected to a sales charge) may be combined for purposes of the accumulation privilege. Prior to May 1, 2020, shares of money market funds sold by the distributor that were not acquired by exchange from other funds sold by the distributor subjected to a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent – allows you to purchase Class A [or Class A2] shares of funds or units of a Section 529 plan sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares or units had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount from among the levels of investment specified under “Amount of investment” in the chart above. Generally, purchases of shares of funds or units of a Section 529 plan sold by the distributor that are purchased during the 13-month period by:

•	you or

•	your spouse and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares or units. In addition, you can include the current value of any eligible holdings toward your asset goal amount.

If you hold shares of funds or units of a Section 529 plan sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine whether your shares or units may be credited toward your asset goal amount. Effective May 1, 2020, any shares of money market funds sold by the distributor (whether or not they were acquired by exchange from other funds sold by the distributor subjected to a sales charge) may be combined for purposes of the letter of intent. Prior to May 1, 2020, shares of money market funds sold by the distributor that were not acquired by exchange from other funds sold by the distributor subjected to a sales charge may not be combined. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

1b)

Effective May 1, 2020, for the funds listed in Schedules A, B and C, shares of money market funds sold by the distributor may be counted for purposes of the fund’s accumulation privilege and letter of intent. Any references to the contrary in each fund’s Prospectus and SAI is hereby deleted.

2a)

Effective May 1, 2020, for the funds listed in Schedules A and B, the section titled “More about contingent deferred sales charges – Contingent deferred sales charge waivers” in each fund’s Prospectus is hereby revised to include the following waiver.

•	On redemptions with respect to investors where the distributor did not pay the Service Agent a commission

2b)

Effective May 1, 2020, for the funds listed in Schedules A, B and C, the section titled “PURCHASE OF SHARES – Waivers of Contingent Deferred Sales Charge” in each fund’s SAI is hereby revised to include the following waiver.

•	redemptions with respect to investors where the Distributor did not pay the Service Agent a commission.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Infrastructure Income Fund*	February 1, 2020
BrandywineGLOBAL – Diversified US Large Cap Value Fund*	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Global Flexible Income Fund*	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund*	April 29, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)*	March 23, 2019
BrandywineGLOBAL – International Opportunities Bond Fund	April 29, 2019
Martin Currie Emerging Markets Fund*	February 1, 2020
Martin Currie International Unconstrained Equity Fund*	September 30, 2019
QS Global Market Neutral Fund*	February 1, 2020
QS International Equity Fund*	February 1, 2020
QS Strategic Real Return Fund*	February 1, 2020
QS U.S. Small Capitalization Equity Fund*	April 29, 2019

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund*	February 1, 2020
ClearBridge Large Cap Growth Fund	March 31, 2019
ClearBridge Small Cap Value Fund	February 1, 2020
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund*	February 1, 2020
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS U.S. Large Cap Equity Fund	March 31, 2019

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund*	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund*	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

Fund	Date of Prospectus and SAI

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund*	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Total Return Unconstrained Fund*	September 30, 2019

SCHEDULE B

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Prime Obligations Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

SCHEDULE C

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 Index Fund	February 1, 2020

Please retain this supplement for future reference.

LMFX577661

4